Property, Plant, and Equipment	12 Months Ended
Dec. 31, 2021
Property, Plant and Equipment [Abstract]
Property, Plant, and Equipment [Text Block]
Note 10 – Property, Plant, and Equipment
The following table presents nonregulated and regulated Property, plant, and equipment – net as presented on the Consolidated Balance Sheet for the years ended:

	Estimated Useful Life (1) (Years)	Depreciation Rates (1) (%)	December 31,
			2021	2020
			(Millions)
Nonregulated:
Natural gas gathering and processing facilities	5 - 40		$18,203	$17,813
Construction in progress	Not applicable		331	289
Oil and gas properties	Units of production		572	98
Other	0 - 45		2,649	2,560
Regulated:
Natural gas transmission facilities		1.25 - 7.13	19,201	18,688
Construction in progress	Not applicable	Not applicable	475	382
Other	5 - 45	0.00 - 33.33	2,753	2,659
Total property, plant, and equipment, at cost			44,184	42,489
Accumulated depreciation and amortization			(14,926)	(13,560)
Property, plant, and equipment — net			$29,258	$28,929
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(1)    Estimated useful life and depreciation rates are presented as of December 31, 2021. Depreciation rates and estimated useful lives for regulated assets are prescribed by the FERC.
Depreciation and amortization expense for Property, plant, and equipment – net was $1.496 billion, $1.393 billion, and $1.390 billion in 2021, 2020, and 2019, respectively.
Regulated Property, plant, and equipment – net includes approximately $468 million and $507 million at December 31, 2021 and 2020, respectively, related to amounts in excess of the original cost of the regulated facilities within our gas pipeline businesses as a result of our prior acquisitions. This amount is being amortized over 40 years using the straight-line amortization method. Current FERC policy does not permit recovery through rates for amounts in excess of original cost of construction.
Asset Retirement Obligations

Our accrued obligations primarily relate to offshore platforms and pipelines, oil and gas properties, gas transmission pipelines and facilities, gas processing, fractionation, and compression facilities, gas gathering well connections and pipelines, and underground storage caverns. At the end of the useful life of each respective asset, we are legally obligated to dismantle offshore platforms and appropriately abandon offshore pipelines, to remove certain components of gas transmission facilities from the ground, to restore land and remove surface equipment at gas processing, fractionation, and compression facilities, to cap certain gathering pipelines at the wellhead connection and remove any related surface equipment, to plug storage caverns and remove any related surface equipment, and to plug producing wells and remove any related surface equipment.
The following table presents the significant changes to our ARO, of which $1.59 billion and $1.159 billion are included in Regulatory liabilities, deferred income, and other with the remaining current portion in Accrued liabilities at December 31, 2021 and 2020, respectively.

	December 31,
	2021	2020
	(Millions)
Balance at beginning of year	$1,222	$1,165
Liabilities incurred (1)	336	37
Liabilities settled	(25)	(19)
Accretion	73	65
Revisions (2)	59	(26)
Balance at end of year	$1,665	$1,222
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(1)Includes $307 million and $31 million of ARO in 2021 and 2020, respectively, related to acquired upstream properties.
(2)Several factors are considered in the annual review process, including inflation rates, current estimates for removal cost, market risk premiums, discount rates, and the estimated remaining useful life of the assets. The 2021 revisions reflect changes in removal cost estimates, increases in the estimated remaining useful life of certain assets, increases in inflation rates, and new removal estimates. The 2020 revisions reflect changes in removal cost estimates, increases in the estimated remaining useful life of certain assets, decreases in inflation rates, and decreases in the discount rates used in the annual review process.
The funds Transco collects through a portion of its rates to fund its ARO are deposited into an external trust account dedicated to funding its ARO (ARO Trust). (See Note 17 – Fair Value Measurements, Guarantees, and Concentration of Credit Risk.) Under its current rate settlement, Transco’s annual funding obligation is approximately $16 million, with installments to be deposited monthly.